Description of Business (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business - Schedule of Vessels (Table)

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 54 LLC	Liberia	CMA CGM Thalassa	11,040	2008	4Q25
Laertis Marine LLC	Marshall Islands	Zim Norfolk (ex UASC Al Khor) (14)	9,115	2015	2Q27
Penelope Marine LLC	Marshall Islands	Zim Xiamen (ex Maira XL) (14)	9,115	2015	3Q27
Telemachus Marine LLC (3)	Marshall Islands	Anthea Y	9,115	2015	3Q23
Global Ship Lease 53 LLC	Liberia	MSC Tianjin	8,603	2005	2Q24
Global Ship Lease 52 LLC	Liberia	MSC Qingdao	8,603	2004	2Q24
Global Ship Lease 43 LLC	Liberia	GSL Ningbo	8,603	2004	3Q27(4)
Global Ship Lease 30 Limited	Marshall Islands	GSL Eleni	7,847	2004	3Q24(5)
Global Ship Lease 31 Limited	Marshall Islands	GSL Kalliopi	7,847	2004	3Q23(5)
Global Ship Lease 32 Limited	Marshall Islands	GSL Grania	7,847	2004	3Q23(5)
Alexander Marine LLC	Marshall Islands	Mary	6,927	2013	4Q28(6)
Hector Marine LLC	Marshall Islands	Kristina	6,927	2013	3Q29(6)
Ikaros Marine LLC	Marshall Islands	Katherine	6,927	2013	1Q29(6)
Philippos Marine LLC	Marshall Islands	Alexandra	6,927	2013	2Q29(6)
Aristoteles Marine LLC	Marshall Islands	Alexis	6,882	2015	2Q29(6)
Menelaos Marine LLC	Marshall Islands	Olivia I	6,882	2015	2Q29(6)
Global Ship Lease 35 LLC	Liberia	GSL Nicoletta	6,840	2002	3Q24
Global Ship Lease 36 LLC	Liberia	GSL Christen	6,840	2002	3Q23
Global Ship Lease 48 LLC	Liberia	CMA CGM Berlioz	6,621	2001	4Q25
Leonidas Marine LLC	Marshall Islands	Agios Dimitrios	6,572	2011	4Q23
Global Ship Lease 33 LLC	Liberia	GSL Vinia	6,080	2004	3Q24
Global Ship Lease 34 LLC	Liberia	GSL Christel Elisabeth	6,080	2004	2Q24

1. Description of Business (continued)

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
GSL Arcadia LLC	Liberia	GSL Arcadia	6,008	2000	2Q24(7)
GSL Melita LLC	Liberia	GSL Melita	6,008	2001	3Q24(7)
GSL Maria LLC	Liberia	GSL Maria	6,008	2001	4Q24(7)
GSL Violetta LLC (3)	Liberia	GSL Violetta	6,008	2000	4Q24(7)
GSL Tegea LLC	Liberia	GSL Tegea	5,992	2001	3Q24(7)
GSL Dorothea LLC	Liberia	GSL Dorothea	5,992	2001	3Q24(7)
GSL MYNY LLC	Liberia	GSL MYNY	6,008	2000	3Q24(7)
Tasman Marine LLC	Marshall Islands	Tasman	5,936	2000	4Q23(8)
Hudson Marine LLC	Marshall Islands	Zim Europe	5,936	2000	1Q24
Drake Marine LLC	Marshall Islands	Ian H	5,936	2000	2Q24
Global Ship Lease 68 LLC (3)	Liberia	GSL Kithira	5,470	2009	4Q24(9)
Global Ship Lease 69 LLC (3)	Liberia	GSL Tripoli	5,470	2009	4Q24(9)
Global Ship Lease 70 LLC (3)	Liberia	GSL Syros	5,470	2010	4Q24(9)
Global Ship Lease 71 LLC (3)	Liberia	GSL Tinos	5,470	2010	4Q24(9)
Hephaestus Marine LLC	Marshall Islands	Dolphin II	5,095	2007	1Q25
Zeus One Marine LLC	Marshall Islands	Orca I	5,095	2006	2Q24(10)
Global Ship Lease 47 LLC	Liberia	GSL Château d’If	5,089	2007	4Q26
GSL Alcazar Inc.	Marshall Islands	CMA CGM Alcazar	5,089	2007	3Q26
Global Ship Lease 55 LLC	Liberia	GSL Susan	4,363	2008	3Q27(11)
Global Ship Lease 50 LLC	Liberia	CMA CGM Jamaica	4,298	2006	1Q28(11)
Global Ship Lease 49 LLC	Liberia	CMA CGM Sambhar	4,045	2006	1Q28(11)
Global Ship Lease 51 LLC	Liberia	CMA CGM America	4,045	2006	1Q28(11)
Global Ship Lease 57 LLC	Liberia	GSL Rossi	3,421	2012	1Q26
Global Ship Lease 58 LLC	Liberia	GSL Alice	3,421	2014	1Q23
Global Ship Lease 59 LLC	Liberia	GSL Melina	3,404	2013	2Q23
Global Ship Lease 60 LLC	Liberia	GSL Eleftheria	3,404	2013	3Q25
Global Ship Lease 61 LLC	Liberia	GSL Mercer	2,824	2007	4Q24
Global Ship Lease 62 LLC	Liberia	Matson Molokai	2,824	2007	2Q25
Global Ship Lease 63 LLC	Liberia	GSL Lalo	2,824	2006	1Q23
Global Ship Lease 42 LLC	Liberia	GSL Valerie	2,824	2005	1Q25
Pericles Marine LLC	Marshall Islands	Athena	2,762	2003	2Q24
Global Ship Lease 64 LLC	Liberia	GSL Elizabeth (12)	2,741	2006	2Q23
Global Ship Lease 65 LLC	Liberia	tbr GSL Chloe (13)	2,546	2012	4Q24
Global Ship Lease 66 LLC	Liberia	GSL Maren	2,546	2014	1Q23
Aris Marine LLC	Marshall Islands	Maira	2,506	2000	1Q23
Aphrodite Marine LLC	Marshall Islands	Nikolas	2,506	2000	1Q23
Athena Marine LLC	Marshall Islands	Newyorker	2,506	2001	1Q24
Global Ship Lease 38 LLC	Liberia	Manet	2,272	2001	4Q24
Global Ship Lease 40 LLC	Liberia	Keta	2,207	2003	1Q25
Global Ship Lease 41 LLC	Liberia	Julie	2,207	2002	1Q23
Global Ship Lease 45 LLC	Liberia	Kumasi	2,207	2002	1Q25
Global Ship Lease 44 LLC	Liberia	Akiteta	2,207	2002	4Q24
Global Ship Lease 67 LLC	Liberia	GSL Amstel	1,118	2008	3Q23

1. Description of Business (continued)

(1)	All subsidiaries are 100% owned, either directly or indirectly;
(2)	Twenty-foot Equivalent Units;
(3)	Currently, under a sale and leaseback transaction (see note 2p);
(4)	GSL Ningbo was forward fixed to a leading liner company for minimum 48 months - maximum 52 months. The new charter is scheduled to commence in 3Q 2023;
(5)	GSL Eleni delivered 2Q2019 and is chartered for five years; GSL Kalliopi (delivered 4Q2019) and GSL Grania (delivered 3Q2019) are chartered for three years plus two successive periods of one year each at the option of the charterer. The first of these extension options was exercised for both vessels in 2Q 2022 and commenced for GSL Grania and for GSL Kalliopi in 3Q and in 4Q 2022, respectively;
(6)	Mary, Kristina, Katherine, Alexandra, Alexis, Olivia I were forward fixed to a leading liner company for 60 months +/- 45 days, after which the charterer has the option to extend each charter for a further two years; The new charters are scheduled to commence as each of the existing charters expire, between approximately December 2023 and August 2024;
(7)	GSL Arcadia, GSL Melita, GSL Maria, GSL Violetta, GSL Tegea, GSL Dorothea, GSL MYNY. Thereafter, the charterer has the option to extend each charter for a further 12 months, after which they have the option to extend each charter for a second time - for a period concluding immediately prior to each respective vessel’s 25th year drydocking and special survey;
(8)	Tasman. 12-month extension at charterer’s option was exercised in 2Q 2022 and commenced in 3Q 2022;
(9)	GSL Kithira, GSL Tripoli, GSL Syros, GSL Tinos were chartered for a period of three years, after which the charterer has the option to extend each charter for a further three years;
(10)	Orca I. After the initial firm period of the charter, the charterer has the option to extend the charter for a further 12-14 months;
(11)	GSL Susan, CMA CGM Jamaica, CMA CGM Sambhar and CMA CGM America were each forward fixed to a leading liner company for a period of five years with up to +/- 45 days in charterer’s option. The new charter for GSL Susan commenced in October 2022, while the remaining charters are scheduled to commence in March 2023;
(12)	GSL Elizabeth was chartered to a leading liner company for a period of four to seven months and the new charter commenced in 4Q 2022;
(13)	“tbr” means “to be renamed”;
(14)	On May 22, 2022, UASC Al Khor was renamed Zim Norfolk. On July 11, 2022, Maira XL was renamed Zim Xiamen.